Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Long-term debt	¥ 4,061,534	¥ 4,267,480
Weighted average rate	2.00%	2.10%
Banks Fixed Rate
Debt Instrument [Line Items]
Long-term debt	339,565	248,452
Weighted average rate	2.60%	2.70%
Minimum maturity date	2014	2013
Maximum maturity date	2025	2025
Banks Floating Rate
Debt Instrument [Line Items]
Long-term debt	1,233,059	1,223,127
Weighted average rate	1.10%	1.30%
Minimum maturity date	2014	2013
Maximum maturity date	2027	2027
Insurance Companies And Others Fixed Rate
Debt Instrument [Line Items]
Long-term debt	280,729	289,871
Weighted average rate	1.60%	1.80%
Minimum maturity date	2014	2013
Maximum maturity date	2023	2020
Insurance Companies And Others Floating Rate
Debt Instrument [Line Items]
Long-term debt	246,055	240,277
Weighted average rate	0.90%	1.10%
Minimum maturity date	2014	2013
Maximum maturity date	2028	2028
Unsecured Bonds
Debt Instrument [Line Items]
Long-term debt	1,173,902	1,144,539
Weighted average rate	1.80%	2.10%
Minimum maturity date	2014	2013
Maximum maturity date	2021	2021
Unsecured Convertible Bonds With Stock Acquisition Rights
Debt Instrument [Line Items]
Long-term debt	50,289	149,968
Weighted average rate	1.00%	1.00%
Maturity date	2014	2014
Unsecured Bond With Stock Acquisition Rights
Debt Instrument [Line Items]
Long-term debt		35,630
Weighted average rate		0.00%
Maturity date		2023
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt	58,169	60,911
Weighted average rate	2.90%	2.00%
Minimum maturity date	2014	2013
Maximum maturity date	2018	2018
Payables Under Securitized Lease Receivables
Debt Instrument [Line Items]
Long-term debt	160,163	172,917
Weighted average rate	0.90%	1.10%
Minimum maturity date	2014	2013
Maximum maturity date	2019	2018
Payables Under Securitized Loan Receivables And Investment In Securities
Debt Instrument [Line Items]
Long-term debt	¥ 519,603	¥ 701,788
Weighted average rate	4.90%	4.50%
Minimum maturity date	2014	2013
Maximum maturity date	2039	2039